INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 MXN ($)	Oct. 12, 2010 MXN ($)
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments					$ 6,500	$ 122.9	$ 238.0
Tax Assessments, taxes owed					2,200	41.8
Tax Assessments , inflationary charges					900	17.7
Tax Assessments , interest					2,200	40.4
Tax Assessments , penalties					$ 1,200	23.0
Tax Assessments interest and penalties						$ 122.9
Tax Assessment forgiveness percentage of penalties					100.00%	100.00%
Tax Assessment forgiveness percentage of interest					50.00%	50.00%
Tax Assessments , increase in interest charges	$ 400	$ 7.6
Tax Assessments , increase in inflationary charges	600	11.5
Net assets	595
Cash	42
Allowance for transferring the shares and assets	595
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments	3,000		$ 58.5
Tax Assessments, taxes owed	1,300		24.1
Tax Assessments , inflationary charges	100		3.0
Tax Assessments , interest	500		10.4
Tax Assessments , penalties	1,100		$ 21.0
Tax Assessments , increase in interest charges	200	4.9
Tax Assessments , increase in inflationary charges	100	0.9
Loss carry forward	84,600	1,600.0
Re-payment of value added taxes	800	$ 14.7
Mexico operations [Member] | Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	162,501			$ 149,924
Canada operations [Member] | Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,155			1,962
Canada operations [Member] | Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 12,296			$ 12,002